U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.      Name and address of issuer:
        Advance Capital I, Inc.
        One Towne Square, Suite 444
        Southfield, MI 48076

2.      Name of each series or class of securities for which this Form is
	  filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
	  or classes):              					     [X]

3.      Investment Company Act File Number:
        811-5127
        Securities Act File Number:
        33-13754

4(a).   Last day of fiscal year for which this Form is filed:
        12/31/13

4(b).   [ ] Check box if this Form is being filed late (i.e., more than
		90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A.2)

4(c).   [ ] Check box if this is the last time the issuer will
            be filing this Form.

5.      Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
        fiscal year pursuant to section 24(f):                  $ 67,685,197.69
   (ii) Aggregate price of securities redeemed or
        repurchased during the fiscal year:                      102,464,440.56

  (iii) Aggregate price of securities redeemed or
        repurchased during any prior fiscal year ending no
        earlier than October 11, 1995 that were not
        previously used to reduce registration fees payable
        to the Commission:          		                 405,103,895.70

   (iv) Total available redemption credits
        [add items 5(ii) and 5(iii)] :                           507,568,336.26

    (v) Net sales -- if Item 5(i) is greater than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]                               0.00

   (vi) Redemption credits available for use in future years
        -- if Item 5(i) is less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:                                  <439,883,138.57>

  (vii) Multiplier for determining registration fee (See
        Instruction C.9):                                             0.0001288

 (viii) Registration fee due [multiply Item 5(v) by Item
        5(vii)] (enter "0" if no fee is due):                              0.00

6.	  Prepaid Shares

	  If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____________.

7.	  Interest due - if this Form is being filed more than 90 days
	  after the end of the issuer's fiscal year
          (see Instruction D):                                             0.00

8.	  Total of the amount of the registration fee due plus any
	  interest due [line 5(viii) plus line 7]:                         0.00

9.	  Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


		Method of Delivery:

				[ ]	Wire Transfer
				[ ]	Mail or other means


SIGNATURES
    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)   /s/ Christopher M. Kostiz
                              -----------------------------------------
                               Christopher M. Kostiz, President
                              -----------------------------------------
    Date 03/26/14